JENNISONDRYDEN PORTFOLIOS
100 Mulberry Street, 4GC3
Newark, NJ 07102

October 30, 2009

VIA EDGAR SUBMISSION

Securities and Exchange Commission
450 Fifth Street
Judiciary Plaza
Washington, D.C. 20549

Re:           485(b) Filing for JennisonDryden Portfolios
Registration Nos. 33-9269 and 811-04864

Dear Sir or Madam:

We are filing today via EDGAR a Post-Effective Amendment under Rule 485(b) to the Registration Statement of the above-referenced Registrant.  This Post-Effective Amendment designates October 30, 2009 as its effective date.

As counsel to the Registrant, I represent that the instant Rule 485(b) filing does not contain disclosures that render the filing ineligible to become effective under Rule 485(b).

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain